BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BASIS OF PRESENTATION
Stockholders' equity	$ 25,951,712		$ 24,532,929	$ 36,043,028	$ 39,284,295
Accumulated deficit	(114,840,372)		(114,022,275)	(91,644,233)
Working capital	1,259,012		(296,193)
Revenue	13,712,528	$ 14,584,473	54,426,402	$ 53,376,874
Net loss	$ (818,097)	$ 3,868,868	$ (16,183,018)